9800 Fredericksburg Road

San Antonio, Texas 78288

January 10, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE: USAA MUTUAL FUND, INC.

1940 Act File No. 811-7852

Preliminary Proxy Materials

Dear Sir or Madam:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the Exchange Act), we enclose for filing on behalf of USAA Mutual Funds Trust (the Trust), the preliminary proxy materials (including a letter to shareholders and summary document, the notice of meeting, proxy statement, and form of proxy) to be used in connection with a Special Meeting of Shareholders scheduled to be held in March 2017. This proxy statement covers proposals applicable to three series of the Trust. Each copy of the proxy statement and form of proxy has been marked "Preliminary Copy" in accordance with Rule 14a-6(e) under the Exchange Act.

The purpose of the Special Meeting of Shareholders is to approve a new advisory agreement between USAA Asset Management Company and the (1) Intermediate-Term Bond Fund, (2) Cornerstone Moderate Fund, and (3) Cornerstone Moderately Aggressive Fund.

Pursuant to Rule 14a-6(d) under the Exchange Act, the Trust represents that it intends to mail definitive copies of the proxy materials to shareholders on or about January 27, 2017.

Should you have any questions with respect to this material, please call me at (210) 498-0034 or Kristen Millan at (210) 282-4960.

Sincerely,

Daniel Mavico

Assistant Secretary

USAA Mutual Funds Trust

Enclosures